Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($)	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023
Schedule of Cash and Cash Equivalents [Abstract]
Balances in bank accounts	$ 4,396,189	$ 1,495,097		$ 3,657,580
Certificate of deposits				15,633
Cash	1,184	1,047		13,528
Cash and cash equivalents	$ 4,397,373	$ 1,496,144	$ 6,116,993	$ 3,686,741